Income Taxes (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage		25.00%	25.00%	25.00%
Income tax reduction		50.00%
Dividend distribution withholding tax rate		5.00%
Valuation allowance		¥ 35,127	¥ 38,482
Operating loss carry-forwards		162,491	162,704
Tax loss carried forward expired and cancelled		5,321	6,060	¥ 16,288
PRC income taxes payable without tax exemption amount		¥ 18,114	36,527	8,307
Dividend paid, Description		If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%, whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%. The Group’s subsidiary, CNinsure Holdings Limited qualified as Hong Kong resident and was entitled to enjoy 5% reduced tax rate under Bulletin [2019] No. 9 for the years ended December 31, 2018, 2019 and 2020, respectively.
Undistributed earnings of Group's subsidiaries and VIEs		¥ 1,146,274	1,303,923
Undistributed earnings of deferred tax liability		57,314	65,196
Deferred income tax		¥ 18,483	¥ 49,267	¥ 53,702
Prc [Member]
Income Taxes (Details) [Line Items]
Income taxes, Description		According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. During the current year, the Group reversed transfer pricing related uncertain tax position amounted to RMB3,131 when its statute of limitation expired in 2020.
Provision for income taxes, Percentage		25.00%
Description of dividend payable		The Group’s subsidiaries that are the PRC tax resident are required to withhold the PRC withholding tax of 10% on dividend payment to their non-PRC resident immediate holding company, unless such dividend payment is qualified for the 5% reduced tax rate under the Arrangement between Mainland China and Hong Kong for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (the “PRC-HK DTA”).
Dividend distribution withholding tax rate				5.00%
Basic net profit per share (in Yuan Renminbi per share)		¥ 0.02	¥ 0.03	¥ 0.01
Diluted net profit per share (in Yuan Renminbi per share)		¥ 0.02	¥ 0.03	¥ 0.01
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income taxes, Description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2,000 will be taxed at 16.5%.
Provision for income taxes, Percentage		8.25%	8.25%	8.25%
Carryforward Expiring December 31, 2021 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		¥ 2,021
Carryforward Expiring December 31, 2022 [Member]
Income Taxes (Details) [Line Items]
Operating loss carry-forwards		¥ 2,025
Ying Si Kang Information [Member] | Prc [Member]
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage					12.50%
Shenzhen Huazhong [Member] | Prc [Member]
Income Taxes (Details) [Line Items]
Provision for income taxes, Percentage			12.50%